Non-controlling interests (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended			14 Months Ended
		Dec. 31, 2021	Oct. 05, 2021	Apr. 30, 2021	Feb. 29, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests		$ 19				$ 19	$ 16	$ 1,469	$ 19
Equity		39,287				39,287	15,638	14,596	39,287	$ 14,044
Total comprehensive losses						(3)	52	107
Results attributable to non-controlling interests						3	(52)	(108)
Total Revenue						37,417	26,617	24,384
(Loss)/profit after tax						115	3,144	1,227
Other comprehensive income	[1]					(145)	1,608	(611)
Total comprehensive (loss)/income for the period						(30)	4,752	616
Non-current assets		79,119				79,119	47,185	45,814	79,119
Current assets		26,244				26,244	19,544	15,563	26,244
Total assets		105,363				105,363	66,729	61,377	105,363
Current liabilities		(22,594)				(22,594)	(20,307)	(18,117)	(22,594)
Non-current liabilities		(43,482)				(43,482)	(30,784)	(28,664)	(43,482)
Total liabilities		66,076				66,076	51,091	46,781	66,076
Net assets		$ 39,287				39,287	15,638	14,596	39,287
Net cash outflow from operating activities						5,963	4,799	2,969
Net cash inflow from investing activities						(11,058)	(285)	(657)
Net cash inflow/(outflow) from financing activities						3,649	(2,203)	(1,765)
Acerta Pharma
Disclosure of subsidiaries [line items]
(Loss)/profit after tax								(422)
Total comprehensive (loss)/income for the period								(422)
Acerta Pharma
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries		100.00%		45.00%	55.00%
Non-controlling interest reclassified into Retained earnings							1,401
Equity		$ 0				0	0	1,456	0
Total comprehensive losses						0	55	111
Results attributable to non-controlling interests									0
Non-current assets								157
Current assets								475
Total assets								632
Current liabilities								(310)
Non-current liabilities								(267)
Total liabilities								577
Net assets								55
Net cash outflow from operating activities								(13)
Net cash inflow from investing activities								7
Net cash inflow/(outflow) from financing activities								7
Increase in cash and cash equivalents in the year								1
Caelum Biosciences
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries		100.00%
Caelum Biosciences | Alexion Pharmaceuticals, Inc.
Disclosure of subsidiaries [line items]
Non-controlling interest reclassified into Retained earnings			$ 150
AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia and Beijing Falikang Pharmaceutical (China) Co. Limited
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests		$ 19				19	16	13	$ 19
Total comprehensive losses						$ (3)	$ (3)	$ (4)

[1]	Included within Other comprehensive loss of $145m (2020: income of $1,608m; 2019: loss of $611m) is a charge of $6m (2020: gain of $9m; 2019: charge of $47m), relating to Costs of hedging.